Schedule of Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Jun. 27, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 41,699	$ 48,943	$ 48,385	$ 31,144	$ 43,578	$ 31,223
Accounts receivable, net	177,128	172,360		169,207
Inventories, net	177,548	174,573		168,930
Deferred tax assets, net				24,598
Prepaid expenses and other current assets	22,309	21,179		16,793
Current assets of discontinued operations		2,878		25,642
Total current assets	418,684	419,933		436,314
Property and equipment, net	130,845	117,273		116,476
Goodwill	1,019,186	1,018,104		1,023,890
Intangible assets, net	710,549	749,045		825,905
Other non-current assets	6,599	5,174		4,205
Non-current assets of discontinued operations		29		163,071
Total assets	2,285,863	2,309,558		2,569,861
Current liabilities:
Accounts payable	73,968	58,492		59,245
Current portion of debt obligations	10,550	10,550		8,975
Other current liabilities	103,230	119,171		123,778
Current liabilities of discontinued operations	946	13,371		8,681
Total current liabilities	188,694	201,584		200,679
Long-term debt obligations	2,392,464	2,344,562		2,233,309
Deferred tax liabilities, net	219,930	213,856		243,123
Other long-term liabilities	21,319	15,092		14,366
Total liabilities	2,822,407	2,775,094		2,691,477
Noncontrolling interests	3,036	2,634		2,618
Total membership (deficit) equity	(539,580)	(468,170)		(124,234)
Total liabilities and deficit	2,285,863	2,309,558		2,569,861
Reportable Legal Entities | DJOFL
Current assets:
Cash and cash equivalents	17,436	29,673	25,881	12,958	22,370	13,176
Prepaid expenses and other current assets	103	42		160
Current assets of discontinued operations				0
Total current assets	17,539	29,715		13,118
Investment in subsidiaries	1,297,699	1,297,699		1,297,699
Intercompany receivables	566,198	575,483		836,759
Other non-current assets		1,313
Total assets	1,881,436	1,904,210		2,147,576
Current liabilities:
Current portion of debt obligations	10,550	10,550		8,912
Other current liabilities	12,123	17,268		29,589
Total current liabilities	22,673	27,818		38,501
Long-term debt obligations	2,392,464	2,344,562		2,233,309
Other long-term liabilities	5,879
Total liabilities	2,421,016	2,372,380		2,271,810
Total membership (deficit) equity	(539,580)	(468,170)		(124,234)
Total liabilities and deficit	1,881,436	1,904,210		2,147,576
Reportable Legal Entities | Guarantors
Current assets:
Cash and cash equivalents	1,370	160	2,533	3	358	3,122
Accounts receivable, net	128,643	128,085		121,929
Inventories, net	143,880	142,033		138,636
Deferred tax assets, net				24,351
Prepaid expenses and other current assets	15,210	13,301		11,085
Current assets of discontinued operations		2,878		25,642
Total current assets	289,103	286,457		321,646
Property and equipment, net	117,527	103,637		102,560
Goodwill	951,005	951,005		949,181
Intangible assets, net	700,017	737,798		810,897
Investment in subsidiaries	1,679,465	1,687,724		1,686,557
Other non-current assets	2,568	1,193		1,806
Non-current assets of discontinued operations		29		163,071
Total assets	3,739,685	3,767,843		4,035,718
Current liabilities:
Accounts payable	64,547	49,394		46,875
Other current liabilities	64,057	73,260		65,106
Current liabilities of discontinued operations	946	13,371		8,681
Total current liabilities	129,550	136,025		120,662
Deferred tax liabilities, net	214,178	209,179		237,813
Intercompany payables, net	362,861	400,216		552,612
Other long-term liabilities	14,811	14,441		12,244
Total liabilities	721,400	759,861		923,331
Total membership (deficit) equity	3,018,285	3,007,982		3,112,387
Total liabilities and deficit	3,739,685	3,767,843		4,035,718
Reportable Legal Entities | Non-Guarantors
Current assets:
Cash and cash equivalents	22,893	19,110	$ 19,971	18,183	20,848	14,919
Accounts receivable, net	48,485	44,275		47,278
Inventories, net	46,402	31,803		31,134
Deferred tax assets, net				247
Prepaid expenses and other current assets	6,996	7,836		5,548
Total current assets	124,776	103,024		102,390
Property and equipment, net	13,381	13,721		14,071
Goodwill	99,277	98,309		109,260
Intangible assets, net	10,532	11,247		15,008
Investment in subsidiaries	51,573	50,741		56,572
Other non-current assets	4,031	2,668		2,399
Total assets	303,570	279,710		299,700
Current liabilities:
Accounts payable	9,421	9,098		12,370
Current portion of debt obligations				63
Other current liabilities	27,050	28,643		29,083
Total current liabilities	36,471	37,741		41,516
Deferred tax liabilities, net	5,752	4,677		5,310
Intercompany payables, net	137,313	131,138		135,833
Other long-term liabilities	629	651		2,122
Total liabilities	180,165	174,207		184,781
Noncontrolling interests	3,036	2,634		2,618
Total membership (deficit) equity	120,369	102,869		112,301
Total liabilities and deficit	303,570	279,710		299,700
Eliminations
Current assets:
Cash and cash equivalents					$ 2	$ 6
Inventories, net	(12,734)	737		(840)
Total current assets	(12,734)	737		(840)
Property and equipment, net	(63)	(85)		(155)
Goodwill	(31,096)	(31,210)		(34,551)
Investment in subsidiaries	(3,028,737)	(3,036,164)		(3,040,828)
Intercompany receivables	(566,198)	(575,483)		(836,759)
Total assets	(3,638,828)	(3,642,205)		(3,913,133)
Current liabilities:
Intercompany payables, net	(500,174)	(531,354)		(688,445)
Total liabilities	(500,174)	(531,354)		(688,445)
Total membership (deficit) equity	(3,138,654)	(3,110,851)		(3,224,688)
Total liabilities and deficit	$ (3,638,828)	$ (3,642,205)		$ (3,913,133)